Translation differences, fair value and other reserves	12 Months Ended
Dec. 31, 2019
Translation differences, fair value and other reserves
Translation differences, fair value and other reserves

21. Translation differences, fair value and other reserves

		Fair value and other reserves
	Translation	Pension	Hedging	Cost of hedging	Fair value
EURm	differences	remeasurements	reserve	reserve	reserve(1)
As of January 1, 2017	483	173	10	–	305
Foreign exchange translation differences	(1 830)	–	–	–	–
Net investment hedging gains	352	–	–	–	–
Remeasurements of defined benefit plans	–	662	–	–	–
Net fair value gains	–	–	103	–	18
Transfer to income statement	12	–	(75)	–	(104)
Other increase/(decrease)	1	3	(1)	–	–
Movement attributable to non-controlling interests	50	–	–	–	–
As of December 31, 2017	(932)	838	37	–	219
Adoption of IFRS 9	–	–	–	(10)	(242)
As of January 1, 2018	(932)	838	37	(10)	(23)
Foreign exchange translation differences	444	–	–	–	–
Net investment hedging losses	(66)	–	–	3	–
Remeasurements of defined benefit plans	–	293	–	–	–
Net fair value losses	–	–	(28)	(8)	(116)
Transfer to income statement	(37)	–	(30)	23	78
Other (decrease)/increase	(1)	6	–	–	–
As of December 31, 2018	(592)	1 137	(21)	8	(61)
Foreign exchange translation differences	259	–	–	–	–
Net investment hedging losses	(40)	–	–	(6)	–
Remeasurements of defined benefit plans	–	319	–	–	–
Net fair value losses	–	–	(17)	(34)	(101)
Transfer to income statement	1	–	32	18	107
Other increase	–	1	–	–	–
As of December 31, 2019	(372)	1 457	(6)	(14)	(55)
(1)	In 2017, fair value reserve includes changes in the fair value of available-for-sale investments.

Translation differences consist of foreign exchange differences arising from translation of foreign operations into euro, the presentation currency of the consolidated financial statements as well as gains and losses related to hedging of net investments in foreign operations.

Pension remeasurements reserve includes actuarial gains and losses as well as return on plan assets and changes in the effect of the asset ceiling, excluding amounts recognized in net interest, related to the Group’s defined benefit plans.

Hedging reserve includes the change in fair value that reflects the change in spot exchange rates for certain foreign exchange forward contracts that are designated as cash flow hedges to the extent that the hedge is effective.

Cost of hedging reserve includes forward element of foreign exchange forward contracts and time value of foreign exchange options related to cash flow hedging of forecasted foreign currency sale and purchase transactions. Additionally, cost of hedging reserve includes the difference between the change in fair value of forward element of foreign exchange forward contracts and time value of option contracts and the amortization of forward element of foreign exchange forward contracts and time value of option contracts related to net investment hedging. Cost of hedging reserve also includes changes in fair value from foreign currency basis spread related to fair value hedging of foreign currency denominated bonds.

Fair value reserve includes the changes in fair value of financial instruments that are managed in a portfolio with a business model of holding financial instruments to collect contractual cash flows including principal and interest as well as selling financial instruments. The fair values of these instruments are reduced by amounts of loss allowances.

For more information on the accounting for items recognized in translation differences, fair value and other reserves, refer to Note 2, Significant accounting policies.